Financial Assets Available for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets Available for Sale [Abstract]
Financial Assets Available for Sale [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Debt securities:
German government	8,131	9,405
U.S. Treasury and U.S. government agencies	8,092	7,652
U.S. local (municipal) governments	2,436	3,261
Other foreign governments	19,275	23,779
Corporates	6,775	6,849
Other asset-backed securities	1	84
Mortgage-backed securities, including obligations of U.S. federal agencies	11	17
Other debt securities	359	470
Total debt securities	45,081	51,516
Equity securities:
Equity shares	897	1,027
Investment certificates and mutual funds	97	122
Total equity securities	994	1,149
Other equity interests	636	804
Loans	2,685	2,759
Total financial assets available for sale	49,397	56,228